Taxation - Summary of Movements in Deferred Tax Asset (Liability) (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset (liability) beginning balance	€ (828)	€ (707)
Income statement	82	752
Other	(60)	(873)
Deferred tax asset (liability) ending balance	(806)	(828)
Pensions and similar obligations [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset (liability) beginning balance	316	766
Income statement	(26)	(16)
Other	114	(434)
Deferred tax asset (liability) ending balance	404	316
Provisions and accruals [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset (liability) beginning balance	653	922
Income statement	193	(154)
Other	(25)	(115)
Deferred tax asset (liability) ending balance	821	653
Goodwill and intangible assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset (liability) beginning balance	(1,652)	(1,928)
Income statement	(154)	654
Other	(105)	(378)
Deferred tax asset (liability) ending balance	(1,911)	(1,652)
Accelerated tax depreciation [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset (liability) beginning balance	(679)	(870)
Income statement	5	109
Other	(5)	82
Deferred tax asset (liability) ending balance	(679)	(679)
Tax losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset (liability) beginning balance	130	131
Income statement	11	(36)
Other	(11)	35
Deferred tax asset (liability) ending balance	130	130
Fair value gains [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset (liability) beginning balance	100	(7)
Income statement	58	104
Other	(3)	3
Deferred tax asset (liability) ending balance	155	100
Fair value losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset (liability) beginning balance	24	29
Income statement	(2)	65
Other		(70)
Deferred tax asset (liability) ending balance	22	24
Share-based payments [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset (liability) beginning balance	194	169
Income statement	(14)	(5)
Other	(5)	30
Deferred tax asset (liability) ending balance	175	194
Other [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset (liability) beginning balance	86	81
Income statement	11	31
Other	(20)	(26)
Deferred tax asset (liability) ending balance	€ 77	€ 86